SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated events from December 31, 2021 through the date the financial statements were issued. The events requiring disclosure for this period are as follows:

Note Financing

On December 31, 2021, the Company issued a Private Placement Memorandum in form of convertible Notes, “the Notes”, offered exclusively to accredited investors for an amount of up to $1,500,000, “the PPM”, to be closed no later than January 10, 2022.

A summary of the Notes issued under the PPM is as follows:

Convertible Loan		Date of Issuance	Principal Amount	Interest
1-year convertible notes with 6% interest convertible at $0.25/share	(1)	1/12/2022	1,467,000	6%

(1)                 Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). WallachBeth also received 264,060 5-year warrants exercisable at $0.25/share, valued at $0.16, based on Black and Schools Option Pricing Model, for a total value of $42,250.

Terms for the Notes

Between January 5, 2022 and January 12, 2022, we entered into thirty-four (34) Securities Purchase Agreements, or “the SPA’s”, with accredited investors, under which we agreed to sell the Notes, in an aggregate principal amount of $1,467,000 with 6% interest to the Holders of the Notes, “the Holders”.

At any time after the issue date of the Notes, “the Holders”, have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” is set to $0.25 per share.

The Holders are limited to holding a total of 4.99% of our issued and outstanding Common Stock. The Common Stock underlying the Notes, when issued, bear a restrictive legend are currently eligible for resale under Rule 144.

If the Notes are converted prior to us paying off such note, it would lead to dilution to our shareholders as a result of the conversion discounted for the Notes. There can be no assurance that there will be any funds available to pay of the Notes, or if available, on terms that will be acceptable to us or our shareholders. If we fail to obtain such additional financing on a timely basis, the Holders may convert the Notes and sell the underlying shares, which may result in dilution to shareholders due to the conversion discount, as well as a decrease in our stock price.

Common stock

Shares awarded, but not yet issued, under the 2021 Stock Plan:

On January 10, 2022 the Company granted 40,000 shares of Common Stock to four Board Members in reward of their attendance at Board and Committee meetings during the fourth quarter of 2021. The total fair market value at the time of the award was $6,400, or $0.16/share.

On February 18, 2022 the Company granted 100,000 shares of Common Stock to two Consultants in reward of their assistance in the filings of the IND to the US FDA and the CT-4 to the Indian CDCSO for the ProLectin-M, an oral chewable tablet for the treatment of mild to moderate cases of Covid-19.